Allowance for Loan Losses ("ALL") - Summary of Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
New Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	1,549,786	1,124,498
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	7,830	4,415
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	892,999	669,711
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	4,262	2,149
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	523,987	359,818
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	2,212	1,306
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Real Estate Loans [Member] | Construction, Land and Development [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	123,169	75,666
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	1,275	834
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	9,631	19,303
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	81	126
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	756,551	646,213
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	4,584	3,870
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	753,984	645,037
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	4,559	3,853
Allowance for Credit Loss, ASC 310-30 Loans
New Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	2,567	1,176
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	25	17
Allowance for Credit Loss, ASC 310-30 Loans
Acquired Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	4,850	5,709
Loans - Recorded Investment, Collectively Evaluated for Impairment	261,870	29,168
Loans - Recorded Investment, ASC 310-30 Loans	588,166	386,828
Allowance for Credit Loss, Individually Evaluated for Impairment		149
Allowance for Credit Loss, Collectively Evaluated for Impairment	54	52
Allowance for Credit Loss, ASC 310-30 Loans	3,750	3,745
Acquired Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	4,666	5,134
Loans - Recorded Investment, Collectively Evaluated for Impairment	85,995	7,571
Loans - Recorded Investment, ASC 310-30 Loans	413,154	274,147
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	15	10
Allowance for Credit Loss, ASC 310-30 Loans	2,883	2,675
Acquired Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment		189
Loans - Recorded Investment, Collectively Evaluated for Impairment	111,056	9,985
Loans - Recorded Investment, ASC 310-30 Loans	98,802	56,745
Allowance for Credit Loss, Individually Evaluated for Impairment		44
Allowance for Credit Loss, Collectively Evaluated for Impairment	7	8
Allowance for Credit Loss, ASC 310-30 Loans	207	85
Acquired Loans [Member] | Real Estate Loans [Member] | Construction, Land and Development [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	8,077
Loans - Recorded Investment, ASC 310-30 Loans	76,210	55,936
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment
Allowance for Credit Loss, ASC 310-30 Loans	660	985
Acquired Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	184	386
Loans - Recorded Investment, Collectively Evaluated for Impairment	56,742	11,612
Loans - Recorded Investment, ASC 310-30 Loans
Allowance for Credit Loss, Individually Evaluated for Impairment		105
Allowance for Credit Loss, Collectively Evaluated for Impairment	32	34
Allowance for Credit Loss, ASC 310-30 Loans
Acquired Loans [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	17,640	5,329
Loans - Recorded Investment, ASC 310-30 Loans	84,789	61,039
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	9	6
Allowance for Credit Loss, ASC 310-30 Loans	1,657	2,496
Acquired Loans [Member] | Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	16,519	5,040
Loans - Recorded Investment, ASC 310-30 Loans	81,444	57,047
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	6	6
Allowance for Credit Loss, ASC 310-30 Loans	1,359	2,339
Acquired Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment
Loans - Recorded Investment, Collectively Evaluated for Impairment	1,121	289
Loans - Recorded Investment, ASC 310-30 Loans	3,345	3,992
Allowance for Credit Loss, Individually Evaluated for Impairment
Allowance for Credit Loss, Collectively Evaluated for Impairment	3
Allowance for Credit Loss, ASC 310-30 Loans	$ 298	$ 157